Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Fixed maturity securities available-for-sale, at fair value (amortized cost - $110,557 in 2011 and $118,003 in 2010)	$ 122,697	$ 124,399
Equity securities available-for-sale, at fair value (cost - $6,041 in 2011 and $7,607 in 2010)	6,066	7,802
Commercial mortgage loans on real estate, at amortized cost	26,275	26,268
Policy loans	146	142
Short-term investments	3,111	165
Other investments	621	1,001
Total investments	158,916	159,777
Cash and cash equivalents	1,763	1,921
Premiums and accounts receivable	2,342	2,465
Reinsurance recoverables	158,049	142,403
Due from affiliates	0	180
Accrued investment income	1,625	1,734
Deferred acquisition costs	549	461
Goodwill	324	324
Other assets	14	43
Assets held in separate accounts	11,006	12,558
Total assets	334,588	321,866
Liabilities
Future policy benefits and expenses	125,894	114,393
Unearned premiums	3,855	5,539
Claims and benefits payable	128,430	124,115
Commissions payable	306	2,395
Reinsurance balances payable	48	293
Funds held under reinsurance	91	94
Deferred gain on disposal of businesses	3,096	3,576
Accounts payable and other liabilities	2,982	3,836
Due to affiliates	790	0
Deferred income taxes, net	485	450
Tax payable	64	236
Liabilities related to separate accounts	11,006	12,558
Total liabilities	277,047	267,485
Commitments and contingencies (Note 16)
Stockholder's equity
Common stock, par value $20 per share, 100,000 shares authorized, issued, and outstanding	2,000	2,000
Additional paid-in capital	45,133	43,006
Retained earnings	2,393	4,983
Accumulated other comprehensive income	8,015	4,392
Total stockholder's equity	57,541	54,381
Total liabilities and stockholder's equity	$ 334,588	$ 321,866